Other payables to third parties (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other payables to third parties
Purchases of property, plant and equipment	367,426	474,185
Miscellaneous tax payables	25,011	18,253
Deposits	6,049	3,008
Labor services payables	13,883	12,438
Logistic charges	37,528	894
Others	30,218	18,949
Total other payables	480,115	527,727